Common Stock (Details Narrative) - USD ($)													6 Months Ended		12 Months Ended
	Jul. 23, 2020	Mar. 25, 2019	Feb. 14, 2019	Mar. 02, 2018	Feb. 16, 2018	Jan. 25, 2018	Jul. 14, 2017	Jan. 21, 2015	Mar. 30, 2006	Jun. 07, 2004	Jun. 14, 2001	Jun. 15, 1998	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2020
Conversion price per share																	$ 0.05
Number of common stock shares issued										5,907,000		5,375,000
Share issued price per share									$ 2.50	$ 0.00008		$ 0.00008
Gross proceed from issuance of common stock										$ 472		$ 430			$ 50,000
Common stock conversion basis								Issued and outstanding shares of common stock, on a 10 for 1 basis
Common stock, shares issued													18,057,565		18,057,565	16,757,565
Common stock, shares outstanding													18,057,565		18,057,565	16,757,565
Number of shares issued in private placement agreement									20,000
Gross proceeds in private placement agreement									$ 50,000
Forward stock split ratio											Forward stock split of 5,000:1
Number of warrants or rights outstanding
Maximum [Member]
Common stock, shares issued								113,020,000
Common stock, shares outstanding								113,020,000
Minimum [Member]
Common stock, shares issued								11,302,000
Common stock, shares outstanding								11,302,000
Convertible Note One [Member]
Convertible notes payable common shares converted						2,500,000	555,556
Conversion price per share						$ 0.01	$ 0.045
Convertible notes payable common shares value						$ 25,000	$ 25,000
Convertible Note Two [Member]
Convertible notes payable common shares converted						2,000,000	400,000
Conversion price per share						$ 0.005	$ 0.05
Convertible notes payable common shares value						$ 10,000	$ 20,000
Private Placement [Member]
Number of common stock shares issued		600,000	400,000	150,000	150,000
Share issued price per share		$ 0.05	$ 0.05	$ 0.10	$ 0.10
Gross proceed from issuance of common stock		$ 30,000	$ 20,000	$ 15,000	$ 15,000
Subsequent Event [Member]
Convertible notes payable common shares converted	1,785,000
Convertible note payable	$ 16,900
Conversion price per share	$ 0.01
Legal fees	$ 950
Convertible notes payable common shares value	$ 17,850